Significant accounting policies - Goodwill (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant accounting policies
Number of reporting units | segment	1
Impairment losses recorded for goodwill | ¥	¥ 0	¥ 0	¥ 0